SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Outstanding And Exercisable Underlying Shares, Beginning	1,950,412
Outstanding And Exercisable Underlying Shares, Ending	8,950,412	1,950,412
Restricted Share Units [Member]
Statement [Line Items]
Outstanding And Exercisable Underlying Shares, Beginning	1,439,477	2,874,000
Exercised		(1,330,167)
Granted	1,799,000
Cancelled / Forfeited	(35,000)	(104,356)
Outstanding And Exercisable Underlying Shares, Ending	3,203,477	1,439,477
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.32	$ 1.28
Weighted Average Exercise Price, Granted	1.19
Weighted Average Exercise Price, Exercised		1.22
Weighted Average Exercise Price, Cancelled / Forfeited	1.37	1.54
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.25	$ 1.32